Other Income	12 Months Ended
Jun. 30, 2024
Other Income
Other Income

6. Other Income

		Consolidated Group
	Notes	2024 A$	2023 A$	2022 A$
Research and development tax incentive		-	503,118	757,609
Export market development grant		43,200	66,600	45,433
Foreign exchange gain		-	141,285	495,457
Gain on liability extinguishment		18,160	282,490	-
Total other income		61,360	993,493	1,298,499